ACCOUNTS RECEIVABLE (Schedule Of Movement Of Allowance For Doubtful Accounts) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Movement of allowance for doubtful accounts
Balance at beginning of year	$ 2,730	$ 2,640	$ 2,942
Charge to (income) expenses	52	130	(112)
Exchange difference	(147)	(40)	(190)
Balance at end of year	$ 2,635	$ 2,730	$ 2,640